Share Capital, Share Premium and Statutory Reserve (Details) - Schedule of Share Capital Share Premium - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Authorized
No. of Shares, Ordinary shares	450,000,000
No. of Shares, Ordinary value	$ 450,000,000
Share Capital
Share Capital beginning balance, shares	88,035,353
Share Capital beginning balance	$ 8,804	$ 8,804
Share Capital end balance, shares		88,035,353
Share Capital end balance	$ 8,804	$ 8,804